SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks	$ 24,701,414
Patents	14,577,476
Online platform	2,073,472
Less: accumulated amortization	2,960,500
Less: accumulated impairment	8,502,698
Intangible Assets, net	$ 29,889,164